As filed with the Securities and Exchange Commission on May 10, 2021

Securities Act File No. 333-174323
Investment Company Act File No. 811-22558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 55	☒

(Check appropriate box or boxes)

Brookfield Investment Funds

(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 250 Vesey Street

New York, New York 10281-1023
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 777 - 8001

Brian F. Hurley, Esq.

Brookfield Public Securities Group LLC

Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Name and Address of Agent for Service)

Copies to:

Thomas D. Peeney, Esq.	Michael R. Rosella, Esq.
Brookfield Public Securities Group LLC	Paul Hastings LLP
Brookfield Place	200 Park Avenue
250 Vesey Street	New York, New York 10166
New York, New York 10281-1023

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 13, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

The Post-Effective Amendment No. 50 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on February 17, 2021, and would become effective 75 days after, pursuant to Rule 485(a)(2).

The Post-Effective Amendment No. 52 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 10, 2021 as the new date upon which the registration statement for Oaktree Emerging Markets Equity Fund would become effective.

This Post-Effective Amendment No. 53 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 13, 2021 as the new date upon which the registration statement for Oaktree Emerging Markets Equity Fund shall become effective.

This Post-Effective Amendment No. 53 incorporates by reference the information contained in Parts A, B and C of the Amendment. This filing relates solely to Oaktree Emerging Markets Equity Fund. No information contained herein is intended to supersede or amend any prior filing relating to any other series of Brookfield Investment Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BROOKFIELD INVESTMENT FUNDS, certifies that it has duly caused this Post-Effective Amendment No. 53 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of May, 2021.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ BRIAN F. HURLEY
Brian F. Hurley President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	Signature	Capacity	Date

	/s/ BRIAN F. HURLEY	President (Principal Executive Officer)	May 10, 2021
Brian F. Hurley

	/s/ CASEY P. TUSHAUS	Treasurer (Principal Financial Officer)	May 10, 2021
Casey P. Tushaus

	*	Trustee	May 10, 2021
Louis P. Salvatore

	*	Trustee	May 10, 2021
Heather S. Goldman

	*	Trustee	May 10, 2021
Stuart A. McFarland

	*	Trustee	May 10, 2021
Edward A. Kuczmarski

	*	Trustee	May 10, 2021
David Levi

	*	Trustee	May 10, 2021
William H. Wright II

*By:	/s/ BRIAN F. HURLEY		May 10, 2021
Brian F. Hurley
Attorney-In-Fact, pursuant to Power of Attorney previously filed.